Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables

19. Trade and other payables

	2025	2024
Trade payables(2)	$17,757	$8,371
Employee payables	8,939	8,756
Other taxes and social security payments(1)	5,748	8,904
VAT payable	2,114	1,897
Accruals	3,323	3,523
Trade and other payables	$37,881	$31,451

(1)	The Company offset VAT receivables equating to $2 million against trade and other payables due for other types of taxes administered by the Zimbabwean Revenue Authority (2024: $2.5 million).

(2)	As of December 31, 2025, the Company owed BDO South Africa Incorporated $67k related to the interim review performed. This amount was settled in full subsequent to the period end.